SCHEDULE OF REPORTABLE SEGMENTS BASED ON NET OPERATING INCOME (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Revenue	$ 39,436,343	$ 31,983,567	$ 25,596,073
Investment property operating expense	(5,142,950)	(5,407,439)	(4,087,365)
Net operating income	34,184,829	26,483,130	21,466,566
General and administrative	(8,508,862)	(4,609,195)	(5,394,201)
Financing costs	(31,111,064)	(11,766,726)	(9,799,558)
Reportable segments [member] | COLOMBIA
IfrsStatementLineItems [Line Items]
Revenue	8,038,441	5,690,569	4,714,197
Investment property operating expense	(989,404)	(599,084)	(454,333)
Net operating income	7,049,037	5,091,485	4,259,864
General and administrative	(1,182,837)	(897,455)	(1,048,445)
Financing costs	(8,068,416)	(6,267,603)	(2,753,390)
Reportable segments [member] | PERU
IfrsStatementLineItems [Line Items]
Revenue	9,260,197	8,350,957	5,244,208
Investment property operating expense	(1,476,086)	(1,288,280)	(1,037,161)
Net operating income	7,784,111	7,062,677	4,207,047
General and administrative	(1,745,286)	(765,572)	(721,501)
Financing costs	(5,431,535)	(1,997,204)	(1,421,466)
Reportable segments [member] | COSTA RICA
IfrsStatementLineItems [Line Items]
Revenue	22,029,141	17,849,043	15,595,526
Investment property operating expense	(2,677,460)	(3,520,075)	(2,595,871)
Net operating income	19,351,681	14,328,968	12,999,655
General and administrative	(2,945,824)	(2,421,168)	(3,017,494)
Financing costs	(17,611,113)	(3,483,685)	(5,620,317)
Reportable segments [member] | Unallocated revenue [member]
IfrsStatementLineItems [Line Items]
Revenue	108,564	92,998	42,142
General and administrative	(2,634,915)	(525,000)	(606,761)
Financing costs		$ (18,234)	$ (4,385)